Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2021
(Emerging Markets Fund) | (Emerging Markets Fund - Classes A, C, I and R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(Emerging Markets Fund) | (Emerging Markets Fund - Classes A, C, I and R6) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 634
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	920
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,095
(Emerging Markets Fund) | (Emerging Markets Fund - Classes A, C, I and R6) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,252
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,128
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,252
(Emerging Markets Fund) | (Emerging Markets Fund - Classes A, C, I and R6) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,339
(Emerging Markets Fund) | (Emerging Markets Fund - Classes A, C, I and R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	546
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,212
(Emerging Markets Fund) | (Emerging Markets Fund - Classes R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the first year of operations of the fund’s Class R4 and Class R5 shares.
(Emerging Markets Fund) | (Emerging Markets Fund - Classes R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,612
(Emerging Markets Fund) | (Emerging Markets Fund - Classes R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,270
(Emerging Markets Fund) | (Emerging Markets Fund -- Class NAV)
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
(Emerging Markets Fund) | (Emerging Markets Fund -- Class NAV) | Class NAV
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,189
(International Small Company Fund) | (International Small Company Fund - Classes A, C, I and R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(International Small Company Fund) | (International Small Company Fund - Classes A, C, I and R6) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,074
(International Small Company Fund) | (International Small Company Fund - Classes A, C, I and R6) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,231
(International Small Company Fund) | (International Small Company Fund - Classes A, C, I and R6) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,316
(International Small Company Fund) | (International Small Company Fund - Classes A, C, I and R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,189
(International Small Company Fund) | (International Small Company Fund - Classes R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2, Class R4 and Class R5 shares.
(International Small Company Fund) | (International Small Company Fund - Classes R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,757
(International Small Company Fund) | (International Small Company Fund - Classes R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,589
(International Small Company Fund) | (International Small Company Fund - Classes R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,247
(International Small Company Fund) | (International Small Company Fund - Class NAV)
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
(International Small Company Fund) | (International Small Company Fund - Class NAV) | Class NAV
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[13]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,165
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%	[15]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[15]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.96%	[16]
5 Years	rr_AverageAnnualReturnYear05	10.29%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[16]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[15]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[15]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.13%	[16]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[16]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.59%
5 Years	rr_AverageAnnualReturnYear05	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%	[17]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[17]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.96%	[18]
5 Years	rr_AverageAnnualReturnYear05	10.29%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[18]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[17]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[17]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.13%	[18]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[18]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.92%
5 Years	rr_AverageAnnualReturnYear05	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.81%
5 Years	rr_AverageAnnualReturnYear05	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%	[19]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[19]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.96%	[20]
5 Years	rr_AverageAnnualReturnYear05	10.29%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[20]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[19]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[19]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.13%	[20]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[20]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.91%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.81%
5 Years	rr_AverageAnnualReturnYear05	6.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 95% of its assets in underlying funds that invest primarily in equity securities and 5% of its assets in underlying funds that invest primarily in fixed-income securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities are permitted to increase up to 5% and decrease up to 10% and underlying funds that invest primarily in fixed-income securities are permitted to increase up to 10% and decrease up to 5%. Thus, based on its target percentage allocation of approximately 95% of assets in equity underlying funds and 5% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation ranging between 100%/0 and 85%/15%. Although variations beyond the 10% range are generally not permitted, the manager may determine, in light of market or economic conditions, that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities.

The fund may invest in various passively managed underlying funds (commonly known as index funds) that, as a group, hold a wide range of equity-type securities.

The fund may also invest in various actively managed underlying funds. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers’ allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds’ managers.

(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.67%	[21]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[21]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.04%	[22]
5 Years	rr_AverageAnnualReturnYear05	9.32%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%	[22]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[21]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[21]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.43%	[22]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[22]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0%
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.67%	[23]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[23]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.04%	[24]
5 Years	rr_AverageAnnualReturnYear05	9.32%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%	[24]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[23]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[23]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.43%	[24]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[24]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.65%
5 Years	rr_AverageAnnualReturnYear05	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.03%
5 Years	rr_AverageAnnualReturnYear05	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.67%	[25]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[25]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.04%	[26]
5 Years	rr_AverageAnnualReturnYear05	9.32%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%	[26]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[25]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[25]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.43%	[26]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[26]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.93%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.45%
5 Years	rr_AverageAnnualReturnYear05	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.33%	[27]
5 Years	rr_AverageAnnualReturnYear05	7.42%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[27]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.22%	[28]
5 Years	rr_AverageAnnualReturnYear05	8.05%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%	[28]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[27]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[27]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.75%	[28]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[28]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.46%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.33%	[29]
5 Years	rr_AverageAnnualReturnYear05	7.42%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[29]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.22%	[30]
5 Years	rr_AverageAnnualReturnYear05	8.05%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%	[30]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[29]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[29]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.75%	[30]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[30]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.48%
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.19%
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.33%	[31]
5 Years	rr_AverageAnnualReturnYear05	7.42%	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[31]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.22%	[32]
5 Years	rr_AverageAnnualReturnYear05	8.05%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%	[32]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[31]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[31]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.75%	[32]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[32]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.16%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.89%	[33]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[33]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.75%	[34]
5 Years	rr_AverageAnnualReturnYear05	6.57%	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%	[34]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[33]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[33]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.10%	[34]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[34]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	4.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.53%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.66%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.89%	[35]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[35]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.75%	[36]
5 Years	rr_AverageAnnualReturnYear05	6.57%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%	[36]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[35]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[35]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.10%	[36]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[36]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.27%
5 Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.89%	[37]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[37]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.75%	[38]
5 Years	rr_AverageAnnualReturnYear05	6.57%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%	[38]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[37]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[37]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.10%	[38]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[38]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. - 7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. - 7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com,
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.43%	[39]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[39]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.14%	[40]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[40]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[39]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[39]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.47%	[40]
5 Years	rr_AverageAnnualReturnYear05	4.95%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[40]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.19%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.43%	[41]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[41]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.14%	[42]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[42]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[41]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[41]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.47%	[42]
5 Years	rr_AverageAnnualReturnYear05	4.95%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[42]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.43%	[43]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[43]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.14%	[44]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[44]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[44]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[43]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[43]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.47%	[44]
5 Years	rr_AverageAnnualReturnYear05	4.95%	[44]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[44]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[4]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R4 and Class R5 shares.
[5]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[7]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[8]	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[9]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[10]	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[11]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2, Class R4 and Class R5 shares.
[12]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[14]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[16]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[17]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[18]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[19]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[20]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[21]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[22]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[23]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[24]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[25]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[26]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[27]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[28]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[29]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[30]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[31]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[32]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[33]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[34]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[35]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[36]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[37]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[38]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[39]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[40]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[41]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[42]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[43]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[44]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.